Contingencies	12 Months Ended
Dec. 31, 2023
Contingencies [Abstract]
Contingencies

Note 36. Contingencies

Contingent assets

Éxito Grupo has not material contingent assets to disclose at December 31, 2023 and at December 31, 2022.

Contingent liabilities

Contingent liabilities at December 31, 2023 and at December 31, 2022 are:

(a)	The following proceedings are underway, seeking that Exito Group be exempted from paying the amounts claimed by the complainant entity:

-	Administrative discussion with DIAN (Colombia National Directorate of Customs) amounting $40,780 (December 31, 2022 - $35,705) relating to 2015 income tax return of Almacenes Éxito S.A.

-	Resolutions issued by the District Tax Direction of Bogotá, relating to industry and trade tax for the bimesters 4, 5 and 6 of 2011 for alleged inaccuracy in payments, in the amount of $11,830 (December 31, 2022 - $11,830).

-	Nullity of resolution-fine dated September 2020 ordering reimbursement of the balance receivable assessed in the income tax for taxable 2015 in amount of $2,211 (December 31, 2022 - $2,211).

-	Administrative discussion with the Cali Municipality regarding the notice of special requirement 4275 of April 8, 2021 whereby the Almacenes Éxito S.A. is invited to correct the codes and rates reported in the Industry and Trade Tax for 2018 in amount of $2,130 (December 31, 2022 - $2,535).

-	Labor liability process for $80 in the subsidiary Exito Industrias S.A.S.

(b)	Guarantees:

-	Since June 1, 2017, Almacenes Éxito S.A. granted a collateral on behalf its subsidiary Almacenes Éxito Inversiones S.A.S. to cover a potential default of its obligations. On August 11, 2023 the amount was updated to $3,967.

-	Subsidiary Éxito Viajes y Turismo S.A.S. granted a collateral in favor of Aerovías de Integración Regional Aires S.A in the amount of $284 (December 31, 2022 - $264) to ensure compliance with the payments associated with the contract for the sale of airline tickets.

-	Subsidiary Éxito Viajes y Turismo S.A.S. is defendant in a consumer protection action under Section 4 of Decree 557 of the Ministry of Commerce, Industry and Tourism, with scope from the state of sanitary emergency declared on March 12,2020 in the amount of $1,228 (December 31, 2022 - $1,113) covering 260 proceedings.

-	Subsidiary Transacciones Energéticas S.A.S. E.S.P. granted guarantees in favor of XM Compañía de Expertos en Mercados S.A. E.S.P. in amount of $320, ENEL Colombia S.A. E.S.P. in amount of $869, AIR-E S.A. E.S.P. in amount of $111 y Caribemar de la Costa S.A.S. E.S.P. in amount of $93 and y EMCALI S.A. E.S.P. in amount of $87 to cover the payment of charges for use of the energy transmission system.

-	In 2023, Almacenes Éxito S.A. granted its subsidiary Transacciones Energéticas S.A.S. E.S.P. a financial guarantee for $3,000 to cover possible defaults of its obligations for the charges for the use of local distribution and regional transmission systems before the market and before the agents where the service is rendered.

-	As required by some insurance companies and as a requirement for the issuance of compliance bonds, during 2023 some subsidiaries and Almacenes Éxito S.A., as joint and several debtors of some of its subsidiaries, have granted certain guarantees to these third parties. Below a detail of guarantees granted:

Type of guarantee	Description and detail of the guarantee	Insurance company
Unlimited promissory note	Compliance bond Éxito acts as joint and several debtors of Patrimonio Autónomo Viva Barranquilla	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Industrias S.A.S.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Berkley International Seguros Colombia S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Supply of energy to the regulated market	Profesionales en Energía S.A. E.S.P. PEESA

These contingent liabilities, whose nature is that of potential liabilities, are not recognized in the statement of financial position; instead, they are disclosed in the notes to the financial statements.